Securitisations and Covered Bonds (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Securitisations And Covered Bonds [Abstract]
Analysis of Securitisations and Covered Bonds	The Santander UK group’s principal securitisation programmes and covered bond programme, together with the balances of the advances subject to securitisation (or for the covered bond programme assigned) and the carrying value of the notes in issue at 31 December 2021 and 2020 are listed below.

	Gross assets		External notes in issue		Notes issued to Santander UK plc/subsidiaries as collateral
	2021	2020	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	2,294	3,073	430	829	183	334
–Fosse	2,154	2,258	288	290	1,402	1,402
–Langton	—	2,782	—	—	—	2,355
	4,448	8,113	718	1,119	1,585	4,091
Other asset-backed securitisation structures:
–Motor	38	189	41	104	—	97
–Auto ABS UK Loans	—	1,460	—	1,107	—	361
	38	1,649	41	1,211	—	458
Total securitisation programmes	4,486	9,762	759	2,330	1,585	4,549
Covered bond programmes
–Euro 35bn Global Covered Bond Programme	15,713	23,670	12,760	19,285	—	—
Total securitisation and covered bond programmes (See Note 26)	20,199	33,432	13,519	21,615	1,585	4,549

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme
The following table sets out the internal and external issuances and redemptions in 2021 and 2020 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	2021	2020	2021	2020	2021	2020	2021	2020
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Mortgage-backed master trust structures:
–Holmes	—	—	—	—	0.2	0.3	0.4	0.9
–Langton	—	—	—	—	2.4	—	—	—
Other asset-backed securitisation structures:
–Motor	—	—	—	—	0.1	0.1	0.1	0.2
–Auto ABS UK Loans	—	—	—	0.3	0.1	—	0.1	0.1
Covered bond programme	—	—	—	3.0	—	—	6.5	2.7
	—	—	—	3.3	2.8	0.4	7.1	3.9